Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.30%
Estimated undiscounted cash outflow to settle mine restoration cost	$ 187	$ 130
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	4.55%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	4.62%